LOANS PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loans Payable
SCHEDULE OF LOANS PAYABLE

	March 31, 2026	December 31, 2025
Loan payable - Cycurion	$405,314	$405,314
Loan payable - SLG	264,379	264,379
Economic injury disaster loan - Cycurion	150,000	150,000
Economic injury disaster loan - SLG	150,000	150,000
Total loans payable	969,693	969,693
Less: Current portion of long-term debt	669,693	669,693
Long-term debt	$300,000	$300,000

Table 11: Details of Loans Payable
	As of December 31,
	2025	2024
Loan payable - Cycurion	$405,314	$405,314
Loan payable - SLG	264,379	-
Economic injury disaster loan - Cycurion	150,000	150,000
Economic injury disaster loan - SLG	150,000	-
Total loans payable	969,693	555,314
Less: Current portion of long-term debt	669,693	408,516
Long-term debt	$300,000	$146,798